SUBSEQUENT EVENTS (Details Narrative) - Broad Capital Acquisition Corp [Member] - USD ($)	Aug. 01, 2023	Jul. 31, 2023	Jan. 13, 2023	Jul. 07, 2023	Jun. 30, 2023	Mar. 10, 2023	Feb. 16, 2023	Jan. 10, 2023	Dec. 31, 2022	Jan. 13, 2022
Subsequent Event [Line Items]
Shares issued price per share										$ 10.10
Trust Account [Member]
Subsequent Event [Line Items]
Shares issued price per share					$ 10.10				$ 10.10
Subsequent Event [Member]
Subsequent Event [Line Items]
Share price			$ 0.0625
Public shares redeem			4,227,461
Shares issued price per share			$ 10.25
Aggregate amount			$ 43,350,000
Trust account balance before deposit of extension payment			$ 60,830,000
Aggregate exchange consideration	$ 90,000,000.0	$ 110,000,000.0
Comprised exchange consideration	70,000,000.0
Exchange consideration paid	$ 20,000,000.0
Subsequent Event [Member] | Trust Account [Member]
Subsequent Event [Line Items]
Share price				$ 0.0332		$ 0.0625	$ 0.0625	$ 0.0625
Deposit in trust Account				$ 150,000		$ 370,725.50	$ 370,725.50	$ 370,725.50